Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounts receivable, net
Accounts receivable	¥ 131,528		¥ 178,274
Less: Allowance for credit losses	(38,024)		(35,242)	¥ (34,329)	¥ (32,866)
Accounts receivable, net	¥ 93,504	$ 13,371	¥ 143,032